Intangible Assets and Goodwill - Summary of Amortization Expense Has Recorded in Consolidated Statements of Loss and Comprehensive Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	$ 19,967,678	$ 5,000,910
Cost of sales
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	1,192,524	40,384
Selling, general and administrative expenses
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	$ 18,775,154	$ 4,960,526